OTHER LIABILITIES	12 Months Ended
Jun. 30, 2017
Other Liabilities [Abstract]
OTHER LIABILITIES
NOTE 11 - OTHER LIABILITIES

Other liabilities as of June 30, 2017 and 2016 consisted of:

	2017	2016
Other tax payable	$771,293	$510,147
Payable to an equipment provider for initial investment in direct financing lease	-	407,679
Accrued payroll	45,356	42,898
Other payables	76,920	3,385
	$893,569	$964,109

Payable to an equipment provider for initial investment in direct financing lease as of June 30, 2017 and 2016 represented the portion of unpaid initial investment by the lessor to the equipment provider in the direct financing lease transaction for which Jinshang Leasing acted as lease agent.